Performance B.2. Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cost of sales:
Direct costs of services sold	$ (829)	$ (913)		$ (857)
Cost of telephone, equipment and other accessories	(230)	(219)		(254)
Bad debt and obsolescence costs	(87)	(72)		(63)
Cost of sales	(1,146)	(1,205)	[1]	(1,175)	[1]
Operating expenses, net
Marketing expenses	(404)	(463)		(442)
Site and network maintenance costs	(209)	(176)		(160)
Employee related costs (B.4.)	(514)	(451)		(451)
External and other services	(185)	(152)		(218)
Rentals and operating leases	(155)	(155)		(159)
Other operating expenses	(207)	(197)		(196)
Operating expenses, net	(1,674)	(1,593)	[1]	(1,627)	[1]
Other operating income (expenses), net:
Income from tower deal transactions	65	63		0
Impairment of intangible assets and property, plant and equipment	(6)	(12)		(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment	8	1		(8)
Other income (expenses)	9	16		0
Other operating income (expenses), net	$ 76	$ 68	[1]	$ (14)	[1]

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.